Operating Assets and Liabilities - Depreciation, amortization, and impairments are included in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 108	kr 84	kr 131
Total	108	84	131
Property And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	108	93	69
Selling, general and administrative expenses	38	17	10
Total	kr 146	kr 110	kr 79